UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 98.7%
COVERED CALL 15.7%
BlackRock Enhanced Capital and Income Fund	170,740	$2,241,816
Eaton Vance Enhanced Equity Income Fund II	75,879	959,110
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	980,560	13,923,952
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,317,799	13,546,974
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	559,599	5,982,113
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,540,649	12,787,387
Nuveen Dow 30 SM Dynamic Overwrite Fund	68,365	921,560
Nuveen S&P 500 Buy-Write Income Fund	155,685	1,882,232
		52,245,144
EQUITY TAX—ADVANTAGED 17.5%
Eaton Vance Tax-Advantaged Dividend Income Fund	949,528	17,452,325
Eaton Vance Tax-Advantaged Global Dividend Income Fund	392,898	5,814,890
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	148,122	3,086,862
Gabelli Dividend & Income Trust	838,648	14,726,659
John Hancock Tax-Advantaged Dividend Income Fund	590,416	11,589,866
Nuveen Tax-Advantaged Dividend Growth Fund	205,118	2,771,144
Nuveen Tax-Advantaged Total Return Strategy Fund	231,869	2,613,164
		58,054,910
FINANCIAL 0.9%
Financial Select Sector SPDR Fund	136,394	3,090,688

GLOBAL HYBRID (GROWTH & INCOME) 2.4%
Clough Global Opportunities Fund	447,338	4,786,517
LMP Capital and Income Fund	253,316	3,080,322
		7,866,839
HIGH YIELD 1.2%
New America High Income Fund	128,421	1,023,515
Pioneer High Income Trust	304,120	3,132,436
		4,155,951
INVESTMENT GRADE 1.3%
PIMCO Corporate and Income Opportunity Fund	326,583	4,343,554

MASTER LIMITED PARTNERSHIPS 10.3%
ClearBridge Energy MLP Opportunity Fund	102,298	1,475,137

1

	Number of Shares	Value
First Trust Energy Income and Growth Fund	430,958	$10,942,024
First Trust New Opportunities MLP & Energy Fund	95,846	1,190,407
Kayne Anderson Energy Total Return Fund	311,853	4,079,037
Kayne Anderson Midstream/Energy Fund	112,874	2,132,190
Kayne Anderson MLP Investment Company	397,478	9,213,540
Nuveen Energy MLP Total Return Fund	256,815	3,228,165
Tortoise Energy Infrastructure Corp.	70,145	1,901,631
		34,162,131
MULTI-SECTOR 14.9%
AllianzGI Convertible & Income Fund	870,017	5,072,199
AllianzGI Convertible & Income Fund II	495,630	2,616,926
PIMCO Dynamic Credit Income Fund	587,774	10,738,631
PIMCO Dynamic Income Fund	351,325	10,118,160
PIMCO High Income Fund	431,443	3,214,250
PIMCO Income Opportunity Fund	373,237	8,532,198
PIMCO Income Strategy Fund II	1,042,402	9,214,834
		49,507,198
MUNICIPAL 9.6%
BlackRock Long-Term Municipal Advantage Trust	100,472	1,106,197
BlackRock Municipal Bond Trust	56,169	872,866
BlackRock MuniEnhanced Fund	175,358	1,985,053
BlackRock MuniHoldings Investment Quality Fund	210,413	2,973,136
BlackRock MuniHoldings Quality Fund	69,773	900,769
BlackRock MuniHoldings Quality Fund II	70,650	934,700
BlackRock MuniYield Investment Quality Fund	46,552	628,452
BlackRock MuniYield Quality Fund	45,467	695,645
BlackRock MuniYield Quality Fund II	71,362	909,152
BlackRock MuniYield Quality Fund III	131,061	1,830,922
Eaton Vance Municipal Bond Fund	134,093	1,677,503
Eaton Vance Municipal Income 2028 Term Trust	38,620	668,898
Eaton Vance National Municipal Opportunities Trust	32,643	676,037
Invesco Municipal Opportunity Trust	143,777	1,808,715
Nuveen AMT-Free Municipal Income Fund	77,166	1,005,473
Nuveen California AMT-Free Municipal Income Fund	53,098	778,948
Nuveen Dividend Advantage Municipal Fund 2	61,234	834,007
Nuveen Municipal Market Opportunity Fund	86,513	1,133,320
Nuveen New York AMT-Free Municipal Income Fund	46,611	586,832
Nuveen Premier Municipal Income Fund	77,174	1,007,121
Nuveen Premium Income Municipal Fund 2	125,785	1,716,965
Nuveen Premium Income Municipal Fund 4	74,659	973,553

2

	Number of Shares	Value
Nuveen Select Quality Municipal Fund	29,449	$393,733
PIMCO Municipal Income Fund II	316,537	3,804,775
PIMCO Municipal Income Fund III	186,670	2,047,770
		31,950,542
PREFERRED 5.5%
Flaherty & Crumrine Preferred Securities Income Fund	72,642	1,362,037
Flaherty & Crumrine Total Return Fund	127,493	2,373,920
Nuveen Preferred & Income Term Fund	166,803	3,654,654
Nuveen Preferred Income Opportunities Fund	1,199,785	10,786,067
		18,176,678
REAL ESTATE 3.7%
Alpine Global Premier Properties Fund	467,192	2,606,931
CBRE Clarion Global Real Estate Income Fund	407,775	3,009,380
Nuveen Real Estate Income Fund	673,080	6,764,454
		12,380,765
SENIOR LOAN 6.4%
Ares Dynamic Credit Allocation Fund	121,172	1,692,773
BlackRock Floating Rate Income Trust Fund	52,874	657,752
Eaton Vance Floating-Rate Income Trust	87,891	1,163,677
Eaton Vance Senior Floating-Rate Trust	91,357	1,204,999
Eaton Vance Senior Income Trust	237,099	1,391,771
First Trust Senior Floating Rate Income Fund II	97,277	1,223,745
Invesco Dynamic Credit Opportunities Fund	194,959	2,060,717
Nuveen Credit Strategies Income Fund	1,022,863	8,162,447
Nuveen Floating Rate Income Fund	106,404	1,069,360
Nuveen Floating Rate Income Opportunity Fund	104,427	1,039,049
Nuveen Senior Income Fund	128,054	756,799
Pioneer Floating Rate Trust	77,110	872,885
		21,295,974
U.S. GENERAL EQUITY 9.3%
Consumer Discretionary Select Sector SPDR Fund	100,581	7,469,145
Gabelli Equity Trust	1,324,054	6,911,562
SPDR S&P 500 ETF Trust	62,194	11,918,236
Vanguard S&P 500 ETF Trust	26,622	4,677,752
		30,976,695
TOTAL CLOSED-END FUNDS (Identified cost—$325,404,625)		328,207,069

3

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(a)		1,200,000	$1,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,200,000)			1,200,000

TOTAL INVESTMENTS (Identified cost—$326,604,625)	99.1%		329,407,069

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		2,941,167

NET ASSETS (Equivalent to $12.21 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$332,348,236

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the annualized seven-day yield of the Fund.

4

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$328,207,069	$328,207,069	$—	$—
Short-Term Investments	1,200,000	—	1,200,000	—
Total Investments(a)	$329,407,069	$328,207,069	$1,200,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$326,604,625
Gross unrealized appreciation	$28,801,538
Gross unrealized depreciation	(25,999,094)
Net unrealized appreciation	$2,802,444

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015